Summary of Significant Accounting Policies (Details) - USD ($)	2 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Feb. 29, 2016	Jun. 30, 2016	Nov. 15, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 29, 2017	Feb. 18, 2015	Dec. 31, 2014	Oct. 09, 2013
Property Plant And Equipment [Line Items]
Restricted cash				$ 5,886,000	$ 7,728,000
Allowance for doubtful accounts				$ 1,495,000	0	$ 0			$ 49,000
Depreciation method				straight line
Scrap value per light weight ton				$ 340
Vessel impairment losses				32,677,000	27,201,000	0
Amortization of deferred drydock and special survey costs				6,725,000	6,381,000	4,043,000
Direct Operating Costs				$ 7,172,000	6,381,000	4,043,000
Annual growth factor of management fees				1.00%
Utilization rate of fleet				98.60%
Vessel held and used, impairment losses				$ 30,304,000
Amortization and write-off of deferred finance cost and discount				9,744,000	4,003,000	3,727,000
Foreign currency exchange gains/(losses)				$ 54,000	11,000	19,000
Percentage allocations of the additional available cash				100.00%
Distribution policy members or limited partners description				As per the Partnership Agreement, within 45 days following the end of each quarter, to the extent and as may be declared by the Board, an amount equal to 100% of Available Cash with respect to such quarter shall be distributed to the partners as of the record date selected by the Board of Directors.
Profit Sharing Arrangement				$ 1,819,000	(9,123,000)	(2,559,000)
Revenue for Vessels				211,652,000	190,524,000	223,676,000
Equity compensation expense				1,904,000	93,000	0
Cash distribution paid						132,306,000
Other Income				9,884,000	14,523,000	5,232,000
Navios Holdings
Property Plant And Equipment [Line Items]
Income from credit default insurance				7,242,000	9,153,000
Other Income				$ 7,623,000	9,635,000
Navios Containers
Property Plant And Equipment [Line Items]
Sale of Stock, Percentage of Ownership after Transaction				33.70%
Ownership percentage							39.90%
Total Navios Partners' Capital
Property Plant And Equipment [Line Items]
Cash distribution paid				$ 0	0	132,306,000
Navios Holdings
Property Plant And Equipment [Line Items]
Supplemental credit default insurance maximum cash payment			$ 20,000,000
Navios Holdings | Navios Containers
Property Plant And Equipment [Line Items]
Sale of Stock, Percentage of Ownership after Transaction				3.40%
Navios Europe I
Property Plant And Equipment [Line Items]
Ownership percentage				5.00%						5.00%
Navios Europe I | Navios Holdings
Property Plant And Equipment [Line Items]
Ownership percentage										47.50%
Navios Europe II
Property Plant And Equipment [Line Items]
Ownership percentage				5.00%				5.00%
Navios Europe II | Navios Holdings
Property Plant And Equipment [Line Items]
Ownership percentage								47.50%
Management Agreement | Late Reimbursement
Property Plant And Equipment [Line Items]
Interest rate description				LIBOR
Interest rate percentage				1.00%
Debt first required payment				Jan. 05, 2018
Drybulk vessels
Property Plant And Equipment [Line Items]
Vessel useful life				25 years
Container vessels
Property Plant And Equipment [Line Items]
Vessel useful life				30 years
Ultra-Handymax Vessels | Prior management agreement
Property Plant And Equipment [Line Items]
Daily management fee	$ 4,100
Ultra-Handymax Vessels | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee				$ 4,225
Panamax Vessels | Prior management agreement
Property Plant And Equipment [Line Items]
Daily management fee	4,200
Panamax Vessels | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee				4,325
Capesize Vessels | Prior management agreement
Property Plant And Equipment [Line Items]
Daily management fee	5,250
Capesize Vessels | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee				5,250
Container Vessels of TEU 6,800 | Prior management agreement
Property Plant And Equipment [Line Items]
Daily management fee	6,700
Container Vessels of TEU 6,800 | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee				6,700
Container Vessels of more than TEU 8,000 | Prior management agreement
Property Plant And Equipment [Line Items]
Daily management fee	7,400
Container Vessels of more than TEU 8,000 | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee				7,400
Container Vessels of more than TEU 13,000 | Prior management agreement
Property Plant And Equipment [Line Items]
Daily management fee	$ 8,750
Container Vessels of more than TEU 13,000 | Management Agreement
Property Plant And Equipment [Line Items]
Daily management fee				8,750
Lease Agreements
Property Plant And Equipment [Line Items]
Revenue for Vessels				6,058,000	3,949,000	0
Navios Gemini S
Property Plant And Equipment [Line Items]
Vessel impairment losses				2,373,000
MSC Cristina
Property Plant And Equipment [Line Items]
Vessel impairment losses		$ 17,193,000			17,193,000
Navios Apollon
Property Plant And Equipment [Line Items]
Vessel impairment losses					10,008,000
Letter Of Credit
Property Plant And Equipment [Line Items]
Restricted cash				5,500,000	5,500,000
Retention Accounts
Property Plant And Equipment [Line Items]
Restricted cash				386,000	2,228,000
Maintenance and Replacement
Property Plant And Equipment [Line Items]
Capital expenditures				$ 14,859,000	11,899,000	$ 13,811,000
Percentage allocations of the additional available cash				100.00%
Restricted Common Units
Property Plant And Equipment [Line Items]
Equity compensation expense				$ 1,904,000	$ 93,000
Restricted common units vested in period				686,665
Minimum
Property Plant And Equipment [Line Items]
Interval between vessel drydockings / special surveys				30 months
Maximum
Property Plant And Equipment [Line Items]
Interval between vessel drydockings / special surveys				60 months